Subordinated liabilities (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Currency Subordinated Liabilities [Abstract]
Real	R$ 9,885,608	R$ 519,230	R$ 466,246
Total	R$ 9,885,608	R$ 519,230	R$ 466,246
Average Interest Rate (%)
Real	4.90%	7.50%	9.60%
Total	4.90%	7.50%	9.60%